Investments - Unrealized Gains and Losses on Available-for-sale and Marketable Securities (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed maturities:
Cost or Amortized Cost	$ 30,486.7	$ 29,599.2	$ 28,097.5
Gross Unrealized Gains	301.2	812.8	454.5
Gross Unrealized Losses	(663.4)	(130.7)	(240.0)
Fair Value	30,124.5	30,281.3	28,312.0
Marketable equity securities
Cost or Amortized Cost		611.4	642.7
Gross Unrealized Gains		150.7	81.9
Gross Unrealized Losses		(6.4)	(7.2)
Fair Value	708.6	755.7	717.4
Cost or Amortized Cost		30,210.6	28,740.2
Gross Unrealized Gains		963.5	536.4
Gross Unrealized Losses		137.1	247.2
Fair Value		31,037.0	29,029.4
U.S. government and agencies
Fixed maturities:
Cost or Amortized Cost	305.1	426.9	397.3
Gross Unrealized Gains	0.7	0.2	0.4
Gross Unrealized Losses	(8.5)	(4.9)	(5.6)
Fair Value	297.3	422.2	392.1
State and political subdivisions
Fixed maturities:
Cost or Amortized Cost	761.9	794.3	943.0
Gross Unrealized Gains	1.3	5.0	1.3
Gross Unrealized Losses	(16.3)	(6.9)	(13.5)
Fair Value	746.9	792.4	930.8
Corporate securities
Fixed maturities:
Cost or Amortized Cost	24,165.4	23,223.8	21,497.2
Gross Unrealized Gains	278.4	768.9	423.5
Gross Unrealized Losses	(509.4)	(60.5)	(151.7)
Fair Value	23,934.4	23,932.2	21,769.0
Marketable equity securities
Fair Value	23,934.4	23,932.2	21,769.0
Residential mortgage-backed securities
Fixed maturities:
Cost or Amortized Cost	2,520.1	2,516.0	2,633.1
Gross Unrealized Gains	4.7	6.6	3.7
Gross Unrealized Losses	(98.6)	(49.8)	(52.2)
Fair Value	2,426.2	2,472.8	2,584.6
Commercial mortgage-backed securities
Fixed maturities:
Cost or Amortized Cost	769.1	795.0	920.5
Gross Unrealized Gains	0.5	3.8	2.7
Gross Unrealized Losses	(14.0)	(3.1)	(6.4)
Fair Value	755.6	795.7	916.8
Collateralized loan obligations
Fixed maturities:
Cost or Amortized Cost	1,099.4	1,128.1	1,198.7
Gross Unrealized Gains	8.8	18.5	18.7
Gross Unrealized Losses	(2.7)	0.0	(3.8)
Fair Value	1,105.5	1,146.6	1,213.6
Other debt obligations
Fixed maturities:
Cost or Amortized Cost	865.7	715.1	507.7
Gross Unrealized Gains	6.8	9.8	4.2
Gross Unrealized Losses	(13.9)	(5.5)	(6.8)
Fair Value	$ 858.6	$ 719.4	$ 505.1